Average Annual Total Returns - Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF before tax Inception Date	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF before tax 1 Year	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF before tax Since Inception	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF After tax on distributions 1 Year	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF After tax on distributions Since Inception	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF After tax on distributions and sale of fund shares Since Inception	Russell 1000 2Qual/Val 5% Capped Factor Index 1 Year	Russell 1000 2Qual/Val 5% Capped Factor Index Since Inception	Russell 1000 Index Total Return 1 Year	Russell 1000 Index Total Return Since Inception
Total	Apr. 05, 2018	14.73%	13.85%	13.80%	13.19%	8.61%	10.58%	14.86%	14.10%	20.96%	16.55%